As filed with the Securities and Exchange Commission on December 16, 2009
Registration No. 333-149422
811-6584

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 4
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 108
JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(formerly, The Manufacturers Life Insurance Company of New York)
(Exact name of Registrant)
JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
(formerly, The Manufacturers Life Insurance Company of New York)
(Name of Depositor)
100 Summit Lake Drive, Second Floor
Valhalla, New York 10595
(Address of Depositor’s Principal Executive Offices)
(914) 773-0708
(Depositor’s Telephone Number Including Area Code)
Thomas J. Loftus, Esq.
John Hancock Life Insurance Company of New York
601 Congress Street
Boston, MA 02210
(Name and Address of Agent for Service)
Copy to:
Title of Securities Being Registered: Variable Annuity Insurance Contracts
It is proposed that this filing will become effective:
☑      immediately upon filing pursuant to paragraph (b) of Rule 485
☐      on                      pursuant to paragraph (b) of Rule 485
☐      60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐      on                     pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment

PART A
INFORMATION REQUIRED IN A PROSPECTUS
(GIFL Rollover Variable Annuity)
(currently issued contracts)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
Supplement dated December 16, 2009 to PROSPECTUS dated May 1, 2009
New Variable Investment Options
This Supplement announces the availability of two new Variable Investment Options for GIFL ROLLOVER VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements Contract prospectuses dated May 1, 2009.

You should read this Supplement together with the current prospectus for the Contract you purchase (the “Annuity Prospectus”), and retain both documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our websites at www.jhannuities.com or www.jhannuitiesnewyork.com .
Two new Variable Investment Options: Core Fundamental Holdings Trust and Core Global Diversification Trust
We revise the information in the list of Investment Options on the front page of the Annuity Prospectus to include the Core Fundamental Holdings Trust and Core Global Diversification Trust as follows. We show the Portfolio’s manager (i.e., subadviser) in bold above the name of the Portfolio:
MFC Global Investment Management
(U.S.A.) Limited
Core Fundamental Holdings Trust
Core Global Diversification Trust
We revise disclosure in the Annuity Prospectus section entitled “III. Fee Tables” to include information on the Core Fundamental Holdings Trust and the Core Global Diversification Trust as follows:

		Distribution		Acquired	Total	Contractual	Net
	Management	and service	Other	Portfolio Fees	Operating	Expense	Operating
	Fee	(12b-1) fees	Expenses	and Expenses	Expenses[1]	Reimbursement[2]	Expenses
Portfolio/Series:
Core Fundamental Holdings[5,6]
Series II	0.05%	0.55%	0.05%	0.41%	1.06%	-0.05%	1.01%
Core Global Diversification[5,6]
Series II	0.05%	0.55%	0.05%	0.42%	1.07%	-0.05%	1.02%

[1]	The “Total Operating Expenses” include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies (“Acquired Portfolio Fees and Expenses”). The Total Operating Expenses shown may not correlate to the Portfolio’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the Portfolio’s prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are based on the estimated indirect net expenses associated with the Portfolio’s investment in the underlying portfolios.

[2]	Effective January 1, 2009, John Hancock Trust (“JHT” or the “Adviser”) may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.

...

[5]	For Portfolios and series of Portfolios that have not commenced operations or have an inception date of less than six months as of December 31, 2008, expenses are estimated.

[6]	The Adviser has contractually agreed to waive the advisory fee. This waiver will expire May 1, 2010 unless extended by the Adviser.
We revise disclosure in the subsection entitled “Funds-of-Funds” in the prospectus section entitled “IV. General Information about Us, the Separate Accounts and the Portfolios — The Portfolios” to include information on the Core Fundamental Holdings Trust and Core Global Diversification Trust as follows (additions underlined and deletions ~~struck through~~):

Funds-of-Funds
Each of the John Hancock Trust’s American Diversified Growth & Income, American Fundamental Holdings, American Global Diversification, Core Fundamental Holdings, Core Global Diversification, Franklin Templeton Founding Allocation, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Trusts (“JHT Funds of Funds”) is a “fund-of funds” that invest in other underlying Portfolios. Expenses for a fund-of-funds may be higher than that for other portfolios because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying Portfolios in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying Portfolios for that Portfolio, including expenses and associated investment risks.
We revise disclosure in the subsection entitled “Portfolio Objectives and Strategies” in “IV. General Information about Us, the Separate Accounts and the Portfolios — The Portfolios” to include information on the Core Fundamental Holdings Trust and Core Global Diversification Trust as follows:
JOHN HANCOCK TRUST
We show the Portfolio’s manager (i.e., subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.
MFC Global Investment Management (U.S.A.) Limited

Core Fundamental Holdings Trust	Seeks long term growth of capital. To do this, the Portfolio invests a substantial portion of its assets in underlying Portfolios that are series of the American Funds Insurance Series. The Portfolio is a fund-of-funds and is authorized to invest in other underlying Portfolios and investment companies.

Core Global Diversification Trust	Seeks long term growth of capital. To do this, the Portfolio invests a significant portion of its assets, directly or indirectly through underlying Portfolios, in securities that are located outside the U.S. The Portfolio is a fund-of-funds and is authorized to invest in other underlying Portfolios and investment companies.
You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. For more information about these Portfolios, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Portfolios, please see the prospectus for the applicable Portfolios. You can obtain a copy of a Portfolio’s prospectus, without charge, by contacting us at the Annuities Service Center at 1-800-344-1029 or in New York State at-1-800-551-2078. You should read the Portfolios’ prospectuses carefully before investing in a corresponding Variable Investment Option.
You should retain this Supplement for future reference.
Supplement dated December 16, 2009

XXXXXXXX 12/09	333-149421 333-149422

PART B
INFORMATION REQUIRED IN A
STATEMENT OF ADDITIONAL INFORMATION
(Incorporated by reference to Post-Effective Amendment No. 3 to this Registration Statement, File No. 333-149422, filed on April 30, 2009.)

PART C OTHER INFORMATION
Guide to Name Changes and Successions:
NAME CHANGES

Date of Change	Old Name	New Name
October 1, 1997	FNAL Variable Account	The Manufacturers Life Insurance Company of New York Separate Account A
October 1, 1997	First North American Life Assurance Company	The Manufacturers Life Insurance Company of New York
November 1, 1997	NAWL Holding Co., Inc.	Manulife-Wood Logan Holding Co., Inc.
September 24, 1999	Wood Logan Associates, Inc.	Manulife Wood Logan, Inc
January 1, 2005	The Manufacturers Life Insurance Company of New York Separate Account A	John Hancock Life Insurance Company of New York Separate Account A
January 1, 2005	The Manufacturers Life Insurance Company of New York	John Hancock Life Insurance Company of New York Separate Account A.
January 1, 2005	Manulife Financial Securities LLC	John Hancock Distributors LLC
January 1, 2005	Manufacturers Securities Services LLC	John Hancock Investment Management Services LLC
On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.
The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America (“Manulife North America”) merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America’s assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.
* * * * *

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements

(1)	Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A, incorporated by reference to Exhibit 24(a)(1) to Post-Effective Amendment No. 3 to this Registration Statement, File No. 333-149422, filed on April 30, 2009.

(2)	Financial Statements of the Depositor, John Hancock Life Insurance Company of New York, incorporated by reference to Exhibit 24(a)(2) to Post-Effective Amendment No. 3 to this Registration Statement, File No. 333-149422, filed on April 30, 2009.

(b)	Exhibits
(1)	(a)	Resolution of the Board of Directors of First North American Life Assurance Company establishing the FNAL Variable Account — Incorporated by reference to Exhibit (b)(1)(a) to Form N-4, file number 33-46217, filed February 25, 1998.
(b)	Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account — Incorporated by reference to Exhibit (b)(1)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

(c)	Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E — Incorporated by reference to Exhibit (b)(1)(c) to Form N-4, file number 33-46217, filed February 25, 1998.
(2)	Agreements for custody of securities and similar investments. — Not Applicable.
(3)	(a)	Underwriting and Distribution Agreement dated January 1, 2002, incorporated by reference to Exhibit 24(b)(3)(a) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009.

(b)	General Agent and Broker-Dealer Selling Agreement, incorporated by reference to Exhibit 24(b)(3)(b) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009.
(4)	(a)	Form of Specimen Contract: Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating for Venture 200.08. [TO BE FILED BY AMENDMENT]
(b)	Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating for Venture 201.08. [TO BE FILED BY AMENDMENT]

(c)	Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating for Venture 202.08. [TO BE FILED BY AMENDMENT]
(5)	(a)	Form of Specimen Application: Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating. [TO BE FILED BY AMENDMENT]

(6)	(a)	(i)	Declaration of Intention and Charter of First North American Life Assurance Company — incorporated by reference to Exhibit 24(b)(6)(a)(i) to Post-Effective Amendment No. 7 to Registration Statement, File No. 033-46217, filed on February 25, 1998.

(ii)	Certificate of Amendment of the Declaration of Intention and Charter of First North American Life Assurance Company, incorporated by reference to Exhibit 24(b)(6)(a)(ii) to Post-Effective Amendment No. 7 to Registration Statement, File No. 033-46217, filed on February 25, 1998.

(iii)	Certificate of Amendment of the Declaration of Intention and Charter of The Manufacturers Life Insurance Company of New York, incorporated by reference to Exhibit 24(b)(6)(a)(iii) to Post-Effective Amendment No. 7 to Registration Statement, File No. 033-46217, filed on February 25, 1998.

(iv)	Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of January 1, 2005, incorporated by reference to Exhibit 24(b)(6)(a)(iv) to Post-Effective Amendment No. 1 to Registration Statement, File No. 333-138846, filed on May 1, 2007.

(v)	Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of August 10, 2006, incorporated by reference to Exhibit 24(b)(6)(a)(v) to Post-Effective Amendment No. 1 to Registration Statement, File No. 333-138846, filed on May 1, 2007.

(b)	By-laws of John Hancock Life Insurance Company of New York, as amended and restated as of July 31, 2006, incorporated by reference to Exhibit 24(b)(6)(a)(iv) to Post-Effective Amendment No. 1 to Registration Statement, File No. 333-138846, filed on May 1, 2007.

(7)	Contract of reinsurance in connection with the variable annuity contracts being offered — Not Applicable.

(8)	Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

(a)	Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.), incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 5 Registration Statement, File No. 333-61283, filed on April 29, 2002.

(b)	Investment Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company, incorporated by reference to Exhibit 1(A)(8)(c) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-33351, filed on March 17, 1998.

(c)	(i)	Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-126668, filed on October 12, 2005.

(ii)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007, incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement, File No. 333-85284, filed on April 30, 2007.

(9)	Opinion of Counsel and consent to its use as to the legality of the securities being registered — Incorporated by reference to Exhibit (b)(9) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149422, filed June 30, 2008.

(10)	Written consent of Ernst & Young LLP, independent registered public accounting firm, incorporated by reference to Exhibit 24(b)(10) to Post-Effective Amendment No. 3 to this Registration Statement, File No. 333-149422, filed on April 30, 2009.

(11)	All financial statements omitted from Item 23, Financial Statements — Not Applicable.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners — Not Applicable.

(13)	Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 — Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.

(14)	(a)	Powers of Attorney. [FILED HEREWITH]

Item 25.	Directors and Officers of the Depositor.
OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
As of November 30, 2009

Name and Principal Business Address	Position with Depositor
John D. DesPrez III*	Chairman
Thomas Borshoff*	Director
James R. Boyle[t]	Director and Executive Vice President — John Hancock Insurance Group
Ruth Ann Fleming*	Director
James D. Gallagher*	Director and President
Scott S. Hartz [t]	Director, Executive Vice President and Senior Managing Director
Bradford J. Race, Jr.*	Director
Rex Schlaybaugh, Jr.*	Director
John Vrysen*	Director

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
As of November 30, 2009

Name and Principal Business Address	Position with Depositor
Marc Costantini*	Executive Vice President — Variable Annuities
Steven A. Finch [t]	Executive Vice President — US Insurance
Katherine MacMillan**	Executive Vice President — Retirement Plan Services
Ronald J. McHugh*	Senior Vice President and General Manager — Fixed Products
Emanuel Alves*	Secretary and Chief Administrative Officer
George Braun [t]	Vice President and Chief Portfolio Officer
Philip Clarkson***	Vice President — US Taxation
Brian Collins***	Vice President — US Taxation
Arthur Creel*	Vice President — Sales and Marketing
Willma Davis [t]	Vice President and Chief Structuring Officer
David Eisan‡	Vice President
Edward Eng**	Vice President — Product Development, Retirement Plan Services
Richard Harris**	Appointed Actuary
Ken Hines [t]	Vice President and Chief Production Officer
Helene Landow**	Director — State Compliance Office
Peter J. Levitt**	Senior Vice President and Treasurer
Gregory Mack*	Senior Vice President — Distribution
John Maynard ***	Vice President — US Taxation
Steven McCormick**	Vice President — Operations, Retirement Plan Services
Janis McDonough [t]	Vice President and Chief Credit Officer
Hugh McHaffie*	Executive Vice President — US Wealth Management
Bill McPadden [t]	Vice President
Lynne Patterson*	Senior Vice President and Chief Financial Officer
Krishna Ramdial**	Vice President — Treasury
Jill Rebman**	Vice President — New Business
Thomas Samoluk*	Vice President — Government Relations
Jonnie Smith*	Vice President — Administration
Brooks Tingle [t]	Senior Vice President — Life Operations
Jeffery J. Whitehead*	Vice President and Controller

*	Principal business office is 601 Congress Street, Boston, MA 02210

**	Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***	Principal business office is 200 Berkeley Street, Boston, MA 02116

[t]	Principal business office is 197 Clarendon Street, Boston, MA 02117

‡	Principal business office is 380 Stuart Street, Boston, MA 02116

Item 26.	Persons Controlled by or Under Common Control with Depositor or Registrant.
Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the “Company”), operated as a unit investment trust. Registrant supports certain benefits payable under the Company’s variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the “Trust”), which is a “series” type of mutual fund registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.
On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation (“MFC”). A list of other persons controlled by MFC as of December 31, 2008, appears below:

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES — December 31, 2008

Item 27.	Number of Contract Owners.
As of October 31, 2009, there were 0 qualified and 0 non-qualified contracts of the series offered hereby outstanding.

Item 28.	Indemnification.
Article 10 of the Charter of the Company provides as follows:
TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.
Article VII of the By-laws of the Company provides as follows:
Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys’ fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.
The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.
The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.
Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters.
(a)	Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC (“JHD LLC”), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

Name of Investment Company	Capacity In Which Acting
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Variable Annuity Account H	Principal Underwriter
John Hancock Variable Annuity Account U	Principal Underwriter
John Hancock Variable Annuity Account V	Principal Underwriter
John Hancock Variable Life Account UV	Principal Underwriter
John Hancock Variable Annuity Account I	Principal Underwriter
John Hancock Variable Annuity Account JF	Principal Underwriter
John Hancock Variable Life Account S	Principal Underwriter
John Hancock Variable Life Account U	Principal Underwriter
John Hancock Variable Life Account V	Principal Underwriter

(b)	John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Lynne Patterson*, Christopher M. Walker**, and Karen Walsh**) who have authority to act on behalf of JHD LLC.

*	Principal business office is 601 Congress Street, Boston, MA 02210

**	Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***	Principal business office is 197 Clarendon St, Boston, MA 02116
(c)	None.

Item 30.	Location of Accounts and Records.
All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31.	Management Services.
The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company (“Manulife”). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32.	Undertakings.
(a)	Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.

John Hancock Life Insurance Company of New York (the “Company”) hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

(b)	Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

(c)	Undertakings Pursuant to Item 32 of Form N-4
(1)	The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2)	The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(3)	The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 16th day of December, 2009.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (Registrant)
By:	JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By:	/s/ James D. Gallagher
James D. Gallagher
Director and President

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

By:	/s/ James D. Gallagher
James D. Gallagher
Director and President

SIGNATURES
     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities with the Depositor on this 16th day of December, 2009.

Signature	Title

/s/ James D. Gallagher	Director and President
James D. Gallagher	(Principal Executive Officer)

/s/ Lynne Patterson	Senior Vice President and Chief Financial Officer
Lynne Patterson	(Principal Financial Officer)

/s/ Jeffery J. Whitehead	Vice President and Controller
Jeffery J. Whitehead	(Principal Accounting Officer)

*	Chairman
John D. DesPrez III

*	Director
Thomas Borshoff

*	Director
James R. Boyle

*	Director
Ruth Ann Fleming

*	Director
Scott S. Hartz

*	Director
Bradford J. Race, Jr.

*	Director
Rex Schlaybaugh, Jr.

*	Director
John G. Vrysen

*/s/ Thomas J. Loftus	Senior Counsel — Annuities
Thomas J. Loftus Pursuant to Power of Attorney

EXHIBIT INDEX

Item No.	Description

24(b)(14)(a)	Powers of Attorney